UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska   68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 , Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period: 3/31/13

Item 1.  Reports to Stockholders.

 Class A shares: PFFAX

Class C shares: PFFTX

Class I shares: PFFNX

Annual Report

March 31, 2013

Distributed by Northern Lights Distributors, LLC

Member FINRA

May 31, 2013

Dear Investor,

Each year at this time, Princeton Futures Strategy Fund (“Fund”) provides this letter to investors.  The purpose of this letter is to provide a review of the fiscal year ending March 31, 2013 (“Investment Period”), provide an update on the Fund’s operations and comment on the Fund’s Manager’s (“Manager”) outlook.  The Fund is an open end mutual fund with $415,721,872 of assets under management as of March 31, 2013 that invests in underlying commodity pools advised by Commodity Trading Advisors (“CTA”) that seek a diversified exposure to both the commodity markets (energy, precious and industrial metals, agricultural commodities, etc.) and the financial markets (equity, foreign exchange and fixed income markets) while attempting to generate attractive, long-term risk adjusted returns.  The Fund’s Sub‐Adviser, 6800 Capital, L.L.C. (“6800”), draws upon a deep and successful 18+ years of history selecting and investing with CTAs in order to gain long and/or short exposure to as many as 100 or more different markets that include equity markets, fixed income markets, agricultural commodities, base metals, currencies and soft commodities (e.g.: coffee, cocoa, sugar, cotton, and cereals).  The Fund’s investment in a diverse group of commodity pools allows the Fund to access trading experience across these many different markets and investment strategies.  The Fund implements this dynamic portfolio management discipline in an attempt to reduce volatility to a level that is lower than a typical managed futures strategy. The portion of the Fund’s capital that is not invested in commodity markets is actively invested in conservatively positioned short‐term fixed income securities chosen and managed by Congress Asset Management (“Congress”).

Investment Environment

While the financial markets gained stability through the Investment Period (April 1, 2012 through March 31, 2013) relative to the global turmoil seen in the preceding months, a number of headwinds continued to persist.  Unusual factors like global quantitative easing (“QE”) and a demand from yield starved investors for high dividend stocks resulted in buoyed equity market valuations.  Other markets continued to be burdened by 1) the European debt crisis, 2) slower than expected economic growth across developed markets and 3) growing concerns that China, the world’s second largest economy, may be positioned to grow slower than the rate recently anticipated by investors.  While the equity markets continued to benefit from global QE, fixed income, agricultural, base metals, currencies and soft commodities generally showed little evidence of lasting price trends and often reversed direction throughout the Investment Period.

April 2012 got off to a volatile start as Europe’s debt crisis revealed new levels of political instability in Greece and additional deficit and liquidity problems in Spain.  Investors continued to be discouraged by reports of weakness in global growth.  Commodity prices dropped off sharply in May 2012 and established the first of many market-specific price and trend reversals throughout the Investment Period.

The European Central Bank announced no changes in key interest rates in May and suggested it would make a firm commitment to preserve the euro currency bloc by backing a second Greek bailout.  Together with expectations that the world’s largest central banks would stimulate growth through seemingly endless quantitative easing programs, investors continued to drive riskier equity prices higher.   A decision to support the Eurozone’s troubled peripheral countries with unlimited purchases of short-term sovereign debt, coupled with the U.S. Federal Reserve Bank’s announcement that it would continue to purchase assets, provided continued support for equity markets.  These developments reversed the recently appreciated dollar due to the lessening of safe haven buying of bonds and a new appetite for equities - in particular those with higher dividend yields.  After a sharp decline in May, oil prices continued in a downward direction with U.S. stockpiles reaching a record 22-year high.  Prices reversed course again and rallied in June in response to better news from Europe.  Gold prices were also choppy in June reacting to the gyrations of the U.S. dollar, the lack of inflationary pressures, recessionary fears and a reduced demand for safe-haven assets.   After substantial appreciation in June and July, agricultural commodities reversed trend and gave up some of their recent appreciation in the last months of the year.   Base metals reversed a multi-month decline in September but shifted direction several times throughout the balance of 2012, thus making it very difficult for trend following models to successfully lock-in on profitable trades.  Slower global trade also caused concern in the fall as many European countries fell into recession.  Growth decelerated in China where a once-a-decade leadership change compounded investor uncertainty and U.S. equity markets slid on lackluster corporate earnings reports and market volatility leading up to the presidential election.

As the fourth quarter began investors grew increasingly concerned over the U.S. tax increases and spending cuts that were scheduled to take effect at the beginning of 2013 (the “fiscal cliff”) and the potential for these actions to push America into recession.  Bipartisan gridlock triggered higher levels of volatility in financial markets and ultimately, the United States averted the worst of the fiscal cliff with a last-minute tax deal.  Congressional decisions relating to spending cuts and the debt ceiling continued to weigh on investors’ minds causing U.S. bond prices, which plummeted initially in August and September due to decreased safe-haven demand, only to reverse course in both of these months.  Copper prices jumped sharply in early September in expectation of the announcement of the newest quantitative easing program (“QE3”).  Prices for cattle and hogs in November and December switched price direction multiple times while cotton gradually moved higher and sugar prices were trendless.

As the year drew to a close, U.S. economic data was mixed, but pointed to a continued recovery.  The risk of inflation remained low and the U.S. Federal Reserve showed no signs of curtailing its stimulus programs.  Fixed income markets were mixed in December as rising U.S. Treasury yields dragged down investment grade markets, while high yield markets continued to benefit from investor demand for yield in the low-rate environment. Choppy equity market conditions, characterized by many intra-month price reversals persisted into the end of December.  Energy values, on the other hand, continued to advance to two month highs on expectations of a world-wide economic recovery, despite the influence of large crude oil inventories.  Equity markets rallied as 2013 unfolded and corn declined by 7.5% to a six- month low.

Positive sentiment rang in the New Year as U.S. politicians struck a last minute deal to avert the looming “fiscal cliff.” Macroeconomic indicators, corporate earnings reports and political news were generally positive in January. The Federal Reserve (“the Fed”) pledged to keep interest rates low until the unemployment rate falls to 7.6% while continuing its open‐ended bond purchase program.  The Bank of Japan increased its inflation target to 2% and extended its program of asset purchasing.  China’s economy expanded by 7.9% (year on year) in December, an improvement from the previous quarter.

The early bluster of good news was overcome by a change in the macro environment in February. The Italian general election resulted in a split government and allegations of corruption were levied against the Spanish prime minister. Additionally, the Fed signaled a potential end to QE3 sooner than expected, which further disturbed markets.  Federal Reserve Bank Chairman, Ben Bernanke, rapidly backtracked, affirming the continuation of QE for the near future and restoring confidence in the U.S. economic recovery.  However, European uncertainty and unrest continued throughout the quarter most notably because of the Cypriot bailout.  Cyprus, a member of the Eurozone, underwent numerous votes on bailout proposals in March, none of which were particularly appealing to investors. The levy introduced on private uninsured funds in Cypriot banks was particularly disconcerting, and this unease was manifested across European markets.

On the whole, many commodity markets were volatile and demonstrated very few signs of price trends.  Riskier asset classes outperformed lower-risk investments throughout the 12-month Investment Period ending March 31, 2013.  International equity markets were among the strongest performers while U.S. stocks and high yield bonds also generated significant appreciation.  Emerging equity markets were particularly volatile but appreciated modestly during this period.  The rising yields on longer term U.S. Treasuries resulted in modest results while tax-exempt municipal bonds benefited from favorable supply-and-demand dynamics.  Agricultural and energy markets as well as soft commodities did not provide accommodating trading environments and trading activity in those areas offset gains in the equity markets. The Dow Jones Commodity Index reflected the challenging environment by depreciated -3.03% during this period.

Investment Results

The Investment Period continued to be challenging for CTA strategies.  Global economic growth remained slow as deleveraging and fiscal quantitative easing continued and U.S. politicians implemented policies that addressed the debt ceiling, fiscal sequestration and federal spending.  The variety of initiatives introduced or continued by sovereign governments around the world have contributed to an unusually challenging investment environment and artificially influenced many markets that are invested in by CTAs.

The Funds Class I NAV declined –1.48% while Class A NAV declined by –1.80% during the Investment Period and Class C declined -2.46%.  During this same period the Fund’s best day was up 1.84% and the worst day was down -1.82%.  The Manager believes this was consistent with the general performance experienced by the managed futures industry and the Fund’s competitors as reflected in the popular CTA benchmarks and CTA funds and/or investment strategies.

Figure 1

The Fund’s Investment Results

*The inception date of Class A and Class I is 07/19/2010 and Class C is 06/14/2011.

The inception data for the Newedge CTA Index is as of 9/1/2010

PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2013, to ensure that the net annual fund operating expenses will not exceed 2.20% for Class A, 2.95% for Class C and 1.95% for Class I, subject to possible recoupment from the Fund in future years. Please review the Fund’s Prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month end, please call toll-free 1-888-868-9501.

The maximum sales charge (load) for Class A is 5.75%.

Class A investors may be eligible for a reduction in sales charges. See prospectus for more information.

Performance Attribution

For the fiscal year ending March 31, 2013, the performance of the Fund was challenged by sharp and frequent price reversals, macroeconomic headwinds and political uncertainty.  The strongest performance came from the CTAs managing short term momentum or counter-trend investment strategies.  The weakest performance originated from CTAs deploying intermediate-term trend following or pattern recognition strategies.

Figure 2

The Percentage of the Fund’s Capital Invested by the 20 CTA Managers Overseeing 20 Strategies

As of March 31, 2013

Summarized By Investment Style

Figure 3

Estimated Performance Attribution by CTA Manager Investment Style

Fiscal Year Ending March 31, 2013*

*The Performance by CTA Strategy will not match the performance results of the Fund as it does not include the performance results from the fixed income portion of the Fund’s investment portfolio or Fund expenses.

The portion of the portfolio that is actively invested in U.S. short term fixed income securities (managed by Congress) is primarily designed to provide liquidity and preserve capital of the Fund.  Investments are primarily made in investment grade fixed income securities which have performed well due to the “flight-to-quality” behavior during the Investment Period.

Outlook

The most recent Investment Period illustrated the importance of fund construction emphasizing multiple CTAs, diversification across dozens of markets and investing in numerous opportunities to capitalize on trending markets.  The Manager anticipates that low interest rates, improving global growth expectations, continued strength in the dollar, fewer European sovereign debt related headlines and progress toward addressing the debt ceiling could stabilize commodity trends and provide profitable opportunities to the Fund’s underlying CTAs.  The Manager also believes the investment strategy is well positioned to pursue attractive risk-adjusted investment results in a broad range of market cycles as each of the underlying CTAs has the opportunity to achieve profits from either appreciating or depreciating financial and physical commodity markets if they are positioned accordingly.

As part of a broadly invested portfolio, the Fund’s capacity to reduce volatility risk continues to be evident.  The low average correlation between the Fund and popular stock and bond indices also reinforced the benefit of diversification.

Figure 4

Correlation:  April 2, 2012 through March 31, 2013

Please do not hesitate to contact the Fund’s Management if you should have any questions, comments or concerns.  They can be reached at (888) 868-9501 or at info@princetonfundadvisors.com.

Very Truly Yours,

Princeton Fund Advisors

www.pfstrategyfund.com

  1.888.868.9501

   1242-NLD-5/21/2013

Princeton Futures Strategy Fund
PORTFOLIO REVIEW
March 31, 2013 (Unaudited)

The Portfolio's performance figures* for the year ended March 31, 2013, as compared to its benchmark:
	One	Six	Inception** -
	Year	Months	March 31, 2013
Princeton Futures Strategy Fund Class A	(1.80)%	(3.75)%	(2.73)%
Princeton Futures Strategy Fund Class A with load	(7.44)%	(9.26)%	(4.84)%
Princeton Futures Strategy Fund Class C	(2.46)%	(4.11)%	(6.52)%
Princeton Futures Strategy Fund Class I	(1.48)%	(3.63)%	(2.48)%
Barclay BTOP50 Index	0.61%	0.29%	1.55%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 4.91% for Class A shares, 5.65% for Class C shares and 4.66% for Class I shares per the August 1, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

The Barclay BTOP50 Index ("BTOP50") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

** Inception date is July 19, 2010 for Class A and Class I shares. Inception date is June 14, 2011 for Class C shares.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Corporate Bonds & Notes	41.7%
U.S. Government & Agency Obligations	27.0%
Commodity Trading Advisors	10.9%
Money Market Fund	2.5%
Futures Contracts	0.9%
Exchange Traded Funds	0.3%
Purchased Options	0.1%
Forward Foreign Currency Exchange Contracts	0.0%	(1)
Options Written	0.0%	(1)
Other / Cash & Cash Equivalents	16.6%
	100.0%
(1) Amount represents less than 0.1%.
Please refer to the Consolidated Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2013

Shares				Value
	COMMODITY TRADING ADVISORS # - 10.9%
7,822,211	Crabel Multi-Product Class A * +			$ 11,119,783
10,299,701	Quantitative Global 3x Fund, Ltd. * + ++			9,885,093
14,384,790	Paskewitz Contrarian Stock Index			14,239,066
10,823,620	The Tap Fund, Ltd. * + ++			9,747,287
	TOTAL COMMODITY TRADING ADVISORS (Cost $41,333,523)			44,991,229

	EXCHANGE TRADED FUNDS ^ - 0.3%
	EQUITY FUNDS - 0.3%
840	iShares MSCI Australia Index Fund			22,714
3,159	iShares MSCI Canada Index Fund			90,063
2,393	iShares MSCI German Index Fund			58,557
3,355	iShares MSCI Hong Kong Index Fund			66,563
4,380	iShares MSCI Japan Index Fund			47,304
4,952	iShares MSCI Singapore Index Fund			69,130
1,654	iShares MSCI United Kingdom Index Fund			30,219
4,566	SPDR S&P 500 ETF Trust			715,355
3,678	Vanguard FTSE Emerging Markets ETF			157,768
2,999	Vanguard MSCI European ETF			147,340
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,388,712)			1,405,013

Principal ($)		Coupon (%)	Maturity	Value
	CORPORATE BONDS & NOTES - 41.7%
	AUTO MANUFACTURERS - 1.4%
1,860,000	Daimler Finance North America LLC 144A **	1.6081	7/11/2013	1,865,102
4,000,000	Daimler Finance North America LLC 144A **	1.0594	4/10/2014	4,013,588
				5,878,690
	AUTO PARTS & EQUIPMENT - 0.5%
2,000,000	Johnson Controls, Inc.	2.6000	12/1/2016	2,084,856

	AUTOMOBILE ABS - 3.9%
2,640,703	AmeriCredit Automobile Receivables Trust	0.9100	10/8/2015	2,644,831
3,503,982	Ford Credit Auto Lease Trust	1.0300	7/15/2014	3,507,269
4,894,211	Harley-Davidson Motorcycle Trust	0.9600	5/16/2016	4,906,447
5,000,000	Nissan Auto Receivables	0.3700	9/15/2015	4,996,875
47,906	Volkswagen Auto Lease Trust	1.0000	2/20/2014	47,921
				16,103,343
	BANKS - 1.2%
5,000,000	The Toronto-Dominion Bank **	0.4943	7/26/2013	5,003,810

	BEVERAGES - 4.5%
7,250,000	Anheuser-Bush InBev Worldwide, Inc. **	0.8633	1/27/2014	7,276,637
5,000,000	Diageo Capital PLC	5.5000	9/30/2016	5,734,415
2,350,000	PepsiCo, Inc. **	2.5000	5/10/2013	2,350,390
3,000,000	PepsiCo, Inc.	0.3900	5/10/2016	3,153,894
				18,515,336

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2013

Principal ($)		Coupon (%)	Maturity	Value
	COMMERCIAL MBS - 2.7%
1,711,602	J.P. Morgan Chase Commercial Mortgage Securities
	Corp.	0.6698	12/15/2047	1,705,852
1,404,842	Wachovia Bank Commercial Mortgage Trust
	Class C5	3.9890	6/15/2035	1,404,842
8,043,096	Wachovia Bank Commercial Mortgage Trust
	Class C6	5.1250	8/15/2035	8,043,096
				11,153,790
	COMPUTERS - 0.4%
1,600,000	Hewlett-Packard Co.	2.3500	3/15/2015	1,632,562

	CREDIT CARD - 1.2%
5,000,000	GE Capital Credit Card Master Note Trust **	0.4287	9/15/2016	5,001,565

	DIVERSIFIED FINANCIAL SERVICES - 6.6%
1,933,000	American Express Co.	4.8750	7/15/2013	1,956,971
3,000,000	American Honda Finance Corp. 144A **	0.3230	11/8/2013	2,999,832
5,000,000	General Electric Capital Corp. **	1.1304	1/7/2014	5,032,815
8,000,000	General Electric Capital Corp. **	0.9751	4/24/2014	8,054,048
2,000,000	General Electric Capital Corp.	4.8750	3/4/2015	2,155,622
1,000,000	Harley-Davidson Financial Services, Inc. 144A	1.1500	9/15/2015	1,000,564
1,000,000	National Rural Utilities Cooperative Finance Corp.	1.0000	2/2/2015	1,009,538
5,000,000	Toyota Motor Credit Corp. **	0.6776	1/17/2014	5,015,135
				27,224,525
	GAS - 1.1%
4,000,000	National Grid PLC	6.3000	8/1/2016	4,635,392

	MEDIA - 2.2%
3,000,000	NBC Universal Media LLC	3.6500	4/30/2015	3,181,698
5,000,000	TCI Communications, Inc.	8.7500	8/1/2015	5,896,730
				9,078,428
	MINING - 3.4%
5,000,000	Barrick Gold Corp.	1.7500	5/30/2014	5,059,375
2,750,000	BHP Billiton Finance USA Ltd.	5.5000	4/1/2014	2,888,328
3,000,000	Rio Tinto Finance USA Ltd.	5.8750	7/15/2013	3,045,105
3,000,000	Rio Tinto Finance USA Ltd.	1.8750	11/2/2015	3,072,432
				14,065,240
	OIL & GAS - 3.1%
5,000,000	BP Capital Markets PLC **	0.7331	6/6/2013	5,001,670
860,000	ConocoPhillips	4.7500	2/1/2014	890,361
2,000,000	Shell International Finance BV	3.1000	6/28/2015	2,113,176
5,000,000	Total Capital Canada Ltd. **	0.3831	5/13/2013	5,000,795
				13,006,002

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2013

Principal ($)		Coupon (%)	Maturity	Value

	PHARMACEUTICALS - 2.2%
5,000,000	Glaxo Smith Kline Capital Inc.	0.7000	3/18/2016	4,999,205
4,065,000	Wyeth	5.5000	2/1/2014	4,234,405
				9,233,610
	RETAIL - 1.9%
2,000,000	Home Depot, Inc.	5.4000	3/1/2016	2,264,354
2,437,000	Wal-mart Stores, Inc.	3.2000	5/15/2014	2,514,282
3,000,000	Walgreen Co.	1.0000	3/13/2015	3,013,146
				7,791,782
	TELECOMMUNICATIONS - 5.4%
2,000,000	AT&T, Inc. **	0.6770	2/12/2016	2,008,254
5,000,000	AT&T, Inc.	2.9500	5/15/2016	5,285,960
5,000,000	Cisco Systems, Inc. **	0.5311	3/14/2014	5,011,600
10,000,000	Verizon Communications, Inc. Series A **	0.8936	3/28/2014	10,053,900
				22,359,714

	TOTAL CORPORATE BONDS & NOTES (Cost $171,577,508)			172,768,645

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 27.0%
5,000,000	Federal Home Loan Mortgage Corp. **	0.1727	11/4/2013	5,000,620
7,000,000	United States Treasury Note/Bond	2.7500	10/31/2013	7,105,820
10,000,000	United States Treasury Note/Bond	2.3750	3/31/2016	10,597,656
5,000,000	United States Treasury Note/Bond	2.5000	4/30/2015	5,231,250
2,000,000	United States Treasury Note/Bond	1.1250	6/15/2013	2,004,219
10,000,000	United States Treasury Note/Bond	1.3750	11/30/2015	10,275,781
4,000,000	United States Treasury Note/Bond	2.0000	1/31/2016	4,185,625
13,000,000	United States Treasury Note/Bond	1.7500	5/31/2016	13,552,500
8,000,000	United States Treasury Note/Bond	0.6250	7/15/2014	8,043,438
28,000,000	United States Treasury Note/Bond	1.0000	10/31/2016	28,522,813
7,000,000	United States Treasury Note/Bond	0.3750	11/15/2014	7,016,406
5,000,000	United States Treasury Note/Bond	0.2500	4/30/2014	5,003,516
5,000,000	United States Treasury Note/Bond	0.2500	9/15/2015	4,992,773
	TOTAL U.S. GOVERNMENT &
	AGENCY OBLIGATIONS (Cost $110,850,551)			111,532,417

Contracts	PURCHASED PUT OPTIONS ^ - 0.1%
98	CBOE Volatility Index			$ 735
	Expiration April 17, 2013, Exercise Price $12
49	iShares Trust			686
	Expiration April 20, 2013, Exercise Price $122
49	iShares Trust			735
	Expiration April 20, 2013, Exercise Price $113
17	SPDR S&P 500 ETF Trust			740
	Expiration April 20, 2013, Exercise Price $151

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2013

Contracts	PURCHASED PUT OPTIONS ^ (Continued)	Value
31	Corn CSO 6 Mo SPR Option	$ 9,494
	Expiration June 13, Exercise Price $200
26	Corn Future Option	1,137
	Expiration May 2013, Exercise Price $75
43	Crude Oil Future Option	7,310
	Expiration June 2013, Exercise Price $85
52	Crude Oil Future Option	207,480
	Expiration June 2013, Exercise Price $95
44	Crude Oil Future Option	19,800
	Expiration September 2013, Exercise Price $80
44	Crude Oil Future Option	54,120
	Expiration December 2013 , Exercise Price $110
50	Live Cattle Option	250
	Expiration April 2013, Exercise Price $136
58	Natural Gas CSO	21,840
	Expiration October 2013
10	S&P 500 Emini Option	75
	Expiration April 12, 2013, Exercise Price $1250
20	S&P 500 Emini Option	150
	Expiration April 12 2013, Exercise Price $1300
80	Wheat Future Option Jul12C 1000	1,000
	Expiration July 12, 2013, Exercise Price $1000
59	WTI Brent Bullet Swap M3-7.0	17,700
65	WTI Brent Bullet Swap M3-6.0	16,250
126	WTI Crude Oil Spread Aug.- Sept. - 0.50	1,260
126	WTI Crude Oil Spread Dec.- Jan. - 0.50	2,520
126	WTI Crude Oil Spread July- Aug. - 0.50	2,520
164	WTI Crude Oil Spread K3-M3 - 0.00	1,640
214	WTI Crude Oil Spread K3-M3 - 0.25	15,290
55	WTI Crude Oil Spread K3-M3 - 0.50	550
164	WTI Crude Oil Spread M3-N3 - 0.00	8,200
47	WTI Crude Oil Spread M3-N3 - 0.25	4,890
55	WTI Crude Oil Spread M3-N3 - 0.50	1,100
126	WTI Crude Oil Spread Sept.-Oct. - 0.50	1,260
126	WTI Crude Oil Spread Oct.-Nov. - 0.50	1,260
126	WTI Crude Oil Spread Nov. - Dec. - 0.52	1,260
	TOTAL PURCHASED PUT OPTIONS (Cost $534,812)	$ 401,252

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2013

Shares	SHORT-TERM INVESTMENT - 2.5%
MONEY MARKET FUND - 2.5%
10,235,965	BlackRock Liquidity Funds T-Fund Portfolio, 0.02%+ ^^ (Cost $10,235,965)		$ 10,235,965

	TOTAL INVESTMENTS - 82.5% (Cost $335,921,071) (a)		$ 341,334,521
	OTHER ASSETS LESS LIABILITIES - 17.5%		72,605,361
	NET ASSETS - 100.0%		$ 413,939,882

* Non-Income producing investment.
** Floating rate security - interest rate subject to periodic change.
+ All or a portion of this investment is a holding of PFS Fund Limited.
++ Restricted securities. The aggregate value of such securities is 4.8% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At March 31, 2013 securities amounted to $9,879,086 or 2.4% of net assets.

^ All or a portion of this investment is a holding of AlphaMetrix Stratetgies Offshore Fund Ltd, a commodity trading adviser.
^^ Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.

# The number of shares presented for commodity trading adviser positions represent share values assigned by the Fund, as underlying funds to do not issue shares.  These hypothetical shares are assigned a value of $1 per share upon initial investment.  Each transaction thereafter is made at the adjusted share price reflective of the change in net asset value of the underlying fund.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is $337,257,787 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 5,626,597
		Unrealized depreciation:	(1,550,863)
		Net unrealized appreciation:	$ 4,075,734

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
March 31, 2013
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
48	3Mo Euro Euribor	Dec-13	$ 15,413,130	$ (5,431)
29	3Mo Euro Euribor	Dec-14	9,509,624	2,051
18	3Mo Euro Euribor	Mar-14	5,783,377	(1,682)
25	3Mo Euro Euribor	Mar-15	8,042,601	(3,317)
57	3Mo Euro Euribor	Sep-13	18,447,075	(10,944)
6	3Mo Euro Euribor	Sep-14	1,935,743	64
26	3Mo Euroyen	Dec-13	6,937,546	(889)
28	3Mo Euroyen	Mar-14	7,412,668	(305)
24	90 Day Bank Bill	Dec-13	24,623,556	(7,186)
21	90 Day Bank Bill	Mar-14	21,404,489	(5,843)
9	90 Day Bank Bill	Sep-13	9,166,813	(4,176)
176	90Day Sterling	Dec-13	33,842,017	28,600
60	90Day Sterling	Dec-14	11,359,520	10,236
19	90Day Sterling	Jun-14	3,549,711	(836)
19	90Day Sterling	Mar-14	3,598,197	598
72	90Day Sterling	Mar-15	13,511,897	323
311	90Day Sterling	Sep-13	58,943,458	(35,438)
49	90Day Sterling	Sep-14	9,373,768	6,343
574	A$ Currency	Jun-13	59,426,220	74,085
13	Amsterdam IDX	Apr-13	1,170,601	(10,716)
6	Aust 10Yr Bond	Jun-13	757,477	13,030
9	Aust 3Yr Bond	Jun-13	1,020,577	5,547
4	BP Currency	Jun-13	379,125	1,175
9	Brent Crude	Dec-14	912,060	(3,080)
7	Brent Crude	Jun-13	768,530	3,960
337	Brent Crude	May-13	37,076,740	321,510
57	Brent Crude	Oct-13	6,140,040	(254,880)
126	Brent Crude	Sep-13	13,648,320	83,220
49	Brent Crude Future C130	Jun-13	18,920	(24,950)
44	Brent Crude Future C135	Jun-13	26,910	(17,600)
51	Brent Crude Future C150	Jun-13	19,410	(18,390)
1	British GBP/Japan Yen	Jun-13	185,548	(2,986)
41	C$ Currency	Jun-13	4,026,610	30,910
212	Cac40 10 Euro	Apr-13	10,275,949	(262,234)
32	CAD Bank Accept	Dec-13	7,718,206	(2,212)
28	CAD Bank Accept	Sep-13	6,743,612	(2,752)
249	CAN 10Yr Bond	Jun-13	32,848,769	119,093
300	Canola Oil	May-13	3,747,509	23,160
6	CBOE VIX FUTURE - May 2013	May-13	93,600	(11,700)
32	CHF Currency	Jun-13	4,218,400	3,856
3	Cocoa	Jul-13	65,550	1,260
135	Cocoa	May-13	2,929,500	(38,595)
9	Coffee 'C'	Jul-13	471,319	(25,781)
25	Coffee 'C'	May-13	1,285,781	(53,438)

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
March 31, 2013
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
12	Copper	Jul-13	$ 1,026,600	(99,000)
150	Copper	May-13	12,757,500	(173,597)
63	Corn Future Cbot	Jul-13	2,129,400	(52,958)
165	Corn Future Cbot	May-13	5,735,814	(281,938)
9	Corn Future Cbot	Sep-13	253,350	(9,225)
15	Cotton No. 2	Dec-13	655,275	3,565
568	Cotton No. 2	May-13	25,122,640	1,129,680
325	Crude Oil	Dec-13	31,164,250	1,108,246
26	Crude Oil	Feb-14	2,467,400	133,900
1	Crude Oil	Jan-14	95,370	4,460
124	Crude Oil	Jul-13	12,107,360	485,290
13	Crude Oil	Jun-14	1,212,640	30,164
67	Crude Oil	Mar-14	6,328,820	(106,200)
72	Crude Oil	May-13	7,000,560	184,280
9	Crude Oil	Nov-13	867,600	42,251
84	Crude Oil	Oct-13	8,137,920	486,211
211	Crude Oil	Sep-14	19,460,530	623,379
25	Crude Oil Future C115	May-13	70,250	57,000
25	Crude Oil Future C125	May-13	17,750	(17,002)
47	Dax Index	Jun-13	11,936,259	(231,758)
204	Dj Euro Stoxx 50	Jun-13	6,770,894	(269,958)
161	Djia Mini E-Cbot	Jun-13	11,670,085	119,826
762	Dollar Index	Jun-13	63,379,350	145,174
3	EURO/ NOK Future	Jun-13	489,163	1,112
3	EURO/JPY Future	Jun-13	470,332	(16,126)
438	Euro-Bobl	Jun-13	71,884,333	299,390
186	Euro-Bund	Jun-13	34,993,669	260,307
254	Eurodollar	Dec-13	63,246,000	94,630
190	Eurodollar	Dec-17	46,424,125	34,868
32	Eurodollar	Dec-18	7,772,000	4,012
84	Eurodollar	Sep-13	20,922,300	(2,175)
345	Euro-Schatz	Jun-13	49,477,689	40,289
3	Euroswiss	Sep-13	790,742	-
163	Fooj-A	May-13	3,304,418	227,231
161	Ftse 100 Index	Jun-13	15,297,987	(119,858)
132	Gas Oil (Ice)	Apr-13	12,084,600	87,150
38	Gas Oil (Ice)	May-13	3,489,350	27,950
11	Gasoline Rbob	Jun-13	1,424,623	10,567
188	Gasoline Rbob	May-13	24,561,298	(64,351)
11	Gold 100 Oz	Jun-13	1,755,270	(22,110)

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
March 31, 2013
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
10	Hang Seng Index	Apr-13	$ 1,437,722	4,650
2	Heating Oil	Jul-13	254,352	(588)
15	Heating Oil	Jun-13	1,910,790	28,064
16	Heating Oil	May-13	2,047,584	33,869
18	H-Shares IDX- Fut	Apr-13	1,262,257	(17,738)
165	Ice Natural Gas	May-13	5,235,203	120,430
150	JAP Govt Bnd-Smx-New	Jun-13	23,391,870	62,646
51	JPN 10Y Bond	Jun-13	78,693,619	140,901
47	Lean Hogs CME	Apr-13	1,515,280	(950)
21	Lean Hogs CME	Aug-13	762,090	7,770
15	Lean Hogs CME	Dec-13	473,850	(28,876)
13	Lean Hogs CME	Jul-13	473,460	2,220
58	Live Cattle	Apr-13	2,990,480	40,560
70	Live Cattle	Aug-13	3,505,600	(3,610)
1	LME London Tin	Jun-13	116,125	(7,135)
203	London Gilt	Jun-13	36,502,516	182,392
2	Lumber	May-13	86,064	(3,751)
43	Lumber	May-13	1,850,376	46,193
1,717	Mexican Peso	Jun-13	69,023,400	879,139
28	Milk	Apr-13	966,560	(7,451)
7	Milk	Jun-13	265,300	(3,204)
29	Milk	May-13	1,063,720	24,710
96	Mini MSCI Emg Mkt	Jun-13	4,931,520	(108,480)
65	MSCI Sing IX ETS	Apr-13	3,882,849	45,076
501	MSCI Taiwan Index	Apr-13	14,248,440	183,700
115	Nasdaq 100 E-Mini	Jun-13	6,465,300	32,660
76	Natural Gas	Aug-13	3,138,800	43,800
11	Natural Gas	Dec-13	477,510	9,303
46	Natural Gas	Jan-14	2,033,660	52,205
46	Natural Gas	Jul-13	1,891,980	187,120
168	Natural Gas	Jun-13	6,830,880	108,493
433	Natural Gas	May-13	17,423,920	428,757
4	Natural Gas	Nov-13	167,840	21,040
37	Natural Gas	Oct-13	1,527,360	23,861
24	Natural Gas	Sep-13	988,080	96,287
56	New Zealand $	Jun-13	4,659,760	48,020
5	Nikkei 225 (SGX)	Jun-13	327,056	7,645
32	Nikkei 225 (OSE)	Jun-13	4,230,885	217,053
85	Oat Cbot	May-13	1,684,063	6,606
44	Omxs30 Index	Apr-13	810,468	2,311

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
March 31, 2013
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
49	Palladium	Jun-13	$ 3,764,425	$ 175,770
7	Platinum Tcom	Feb-14	178,489	(2,453)
28	Platinum	Jul-13	2,204,440	(16,499)
192	Rough Rice (Cbot)	May-13	5,898,240	(340,381)
95	Russell 2000 Mini	Jun-13	9,014,550	111,505
32	S&P500 Fut	Jun-13	12,501,600	98,000
73	S&P Mid 400 Emini	Jun-13	8,402,300	178,765
38	S&P/TSX 60 IX	Jun-13	5,392,073	(26,188)
240	S&P500 Emini Fut	Jun-13	18,752,400	285,222
7	Silver	May-13	991,305	(17,745)
91	Soybean Cbt	Jul-13	6,304,025	(124,845)
55	Soybean Cbt	May-13	3,863,063	(119,713)
89	Soybean Meal Cbt	May-13	3,600,940	(304,300)
69	Soybean Oil Cbt	Dec-13	2,059,236	16,614
1	Soybean Oil Cbt	May-13	30,066	(492)
14	Spi 200	Jun-13	1,804,059	104
71	Sugar #11 (World)	Jul-13	1,407,504	(44,576)
42	Sugar #11 (World)	Oct-13	853,776	(45,748)
1	Swiss Fed Bond	Jun-13	160,902	264
46	Topix Index	Jun-13	5,088,503	195,508
248	US 10Yr Note	Jun-13	32,732,126	132,766
93	US 2Yr Note (Cbt)	Jun-13	20,502,141	1,453
232	US 5Yr Note (Cbt)	Jun-13	28,780,687	86,544
34	US Long Bond (Cbt)	Jun-13	4,911,938	17,570
10	US Ultra Bond (Cbt)	Jun-13	1,575,938	2,969
450	Wheat Future Kansas	Jul-13	16,475,625	(2,308,050)
3	Wheat Future(Cbt)	May-13	103,163	50
119	Wheat Future(Cbt)	Sep-13	4,160,538	(130,252)
126	Yen Denom Nikkei	Jun-13	8,359,777	511,733
	Net Unrealized Gain from Open Long Futures Contracts			$ 5,337,629

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
March 31, 2013
Open Short Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	3Mo Euribor	Dec-13	$ (321,082)	$ 96
4	3Mo Euribor	Jun-14	(1,286,983)	577
21	3Mo Euroyen	Jun-14	(5,509,689)	823
25	3Mo Euroyen TFX	Sep-13	(6,585,189)	265
345	90 Day Bank Bill	Sep-13	(355,373,459)	(75,587)
103	90Day Sterling	Dec-13	(19,366,335)	6,305
30	90Day Sterling	Mar-14	(5,665,017)	285
53	90Day Sterling	Sep-13	(9,962,652)	4,900
3	A$ Currency	Jun-13	(310,590)	60
66	Aust 10Yr Bond	Jun-13	(8,284,580)	(106,389)
318	Aust 3Yr Bond	Jun-13	(35,608,100)	(101,686)
305	BP Currency	Jun-13	(28,908,282)	(360,419)
18	Brazil	Jun-13	(885,690)	16,831
150	Brent Crude	Aug-13	(16,341,000)	340
9	Brent Crude	Dec-13	(959,850)	34,180
74	Brent Crude	Jul-13	(8,096,340)	(249,230)
193	Brent Crude	Jun-13	(21,189,470)	(276,040)
2	Brent Crude	May-13	(220,040)	(1,780)
44	C$ Currency	Jun-13	(4,321,240)	(43,570)
7	CAD Bank Accept	Mar-14	(1,701,009)	49
4	CAN 10Yr Bond	Jun-13	(526,092)	(2,320)
7	Cattle Feeder CME	Apr-13	(501,900)	(16,975)
32	Cattle Feeder CME	Aug-13	(2,436,000)	(34,018)
46	Cattle Feeder CME	May-13	(3,336,725)	23,397
6	CBOE VIX FUTURE	Apr-13	(85,200)	18,440
247	CHF Currency	Jun-13	(32,560,775)	(84,714)
56	Cocoa	May-13	(1,215,200)	(7,700)
104	Coffee 'C'	May-13	(5,348,850)	255,094
140	Copper Future	Jul-13	(11,977,000)	156,147
233	Copper Future	May-13	(19,816,650)	788,622
39	Corn Future Cbot	Dec-13	(1,050,075)	32,605
9	Corn Future Cbot	Jul-13	(304,200)	-
24	Corn Future Cbot	May-13	(834,300)	37,697
11	Cotton No. 2	Jul-13	(493,955)	(455)
8	Cotton No. 2	May-13	(353,840)	1,275
59	Crude Oil	Aug-13	(5,756,630)	(78,829)
237	Crude Oil	Dec-14	(21,687,870)	(646,324)
203	Crude Oil	Jul-13	(19,820,920)	(280,765)
77	Crude Oil	Jun-13	(7,506,730)	(256,319)
238	Crude Oil	May-13	(23,140,740)	(893,259)
99	Crude Oil	Sep-13	(9,632,700)	(399,450)
182	Euro Fx Currency	Jun-13	(29,172,327)	130,820

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
March 31, 2013
Open Short Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
35	Euro-Bobl	Jun-13	$ (5,782,888)	$ (35,443)
59	Euro-Btp	Jun-13	(8,205,178)	(19,548)
3	Eurodollar	Dec-13	(747,000)	(75)
21	Eurodollar	Dec-14	(5,221,388)	(1,363)
20	Eurodollar	Dec-15	(4,954,500)	(8,538)
202	Eurodollar	Dec-16	(49,722,300)	(45,630)
27	Eurodollar	Jun-14	(6,719,625)	675
5	Eurodollar	Mar-14	(1,244,750)	(13)
5	Eurodollar	Mar-15	(1,242,375)	(350)
34	Eurodollar	Sep-14	(8,458,350)	100
16	Euroswiss	Dec-13	(4,229,167)	(3,926)
14	Euroswiss	Mar-14	(3,700,800)	(2,319)
9	Gas Oil (Ice)	Jun-13	(828,450)	(13,925)
177	Gas Oil (Ice)	May-13	(16,253,025)	(58,800)
73	Gasoline Rbob	Jun-13	(9,454,318)	(62,217)
168	Gold 100 Oz	Jun-13	(26,807,760)	191,026
24	Hang Seng Index	Apr-13	(3,450,432)	10,048
2	Heating Oil	Jun-13	(254,772)	(3,948)
49	Heating Oil	May-13	(6,270,726)	(66,020)
2	Heating Oil	Sep-13	(254,243)	(605)
202	Ice Carb Emission	Dec-13	(1,275,591)	409,423
113	JAP Govt Bnd-Smx-New	Jun-13	(17,621,833)	(51,561)
369	JPN Yen	Jun-13	(49,044,715)	(766,046)
144	Lean Hogs CME	Jun-13	(5,245,920)	(87,960)
15	Lean Hogs CME	Oct-13	(491,400)	26,903
19	Live Cattle CME	Apr-13	(979,640)	(14,520)
53	Live Cattle CME	Aug-13	(2,654,240)	10,292
278	Live Cattle CME	Jun-13	(13,830,500)	(86,189)
23	Live Cattle CME	Oct-13	(1,191,630)	(9,681)
36	LME Copper	Jun-13	(6,784,200)	168,755
28	LME London Aluminum	Jun-13	(1,339,451)	25,804
73	LME London Aluminum	May-13	(3,462,025)	52,508
1	LME London Lead	Jun-13	(52,781)	(22,778)
1	LME London Nickel	Jun-13	(99,912)	(32,460)
1	LME LondonTin	Jun-13	(147,912)	(40,125)
14	LME London Zinc	Jun-13	(662,987)	(213,146)
13	Natural Gas	Aug-13	(536,900)	(41,446)
109	Natural Gas	Jul-13	(4,483,170)	(274,631)
192	Natural Gas	Jun-13	(7,806,720)	(336,220)
164	Natural Gas	May-13	(6,599,360)	(99,217)
120	New Zealand 3Mos Bill	Dec-13	(100,290,607)	(51,735)
96	New Zealand 3Mos Bill	Jun-13	(80,173,910)	(16,120)

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
March 31, 2013
Open Short Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
96	New Zealand 3Mos Bill	Sep-13	$ (80,167,905)	$ (32,718)
44	Platinum	Jul-13	(3,464,120)	19,580
22	Red Wheat MGE	May-13	(858,275)	59,000
91	Rough Rice (CBOT)	May-13	(2,795,520)	(134,807)
3	Rubber TCOM	Sep-13	(43,663)	32
133	SA Rand (CME)	Jun-13	(7,140,438)	20,312
16	Silver	May-13	(2,265,840)	76,808
65	Soybean Future Cbt	May-13	(4,565,438)	96,566
34	Soybean Future Cbt	Nov-13	(2,127,550)	13,990
24	Soybean Oil Cbot	Jul-13	(725,040)	(2,634)
73	Soybean Oil Cbot	May-13	(2,194,818)	33,492
123	Sugar #11 (World)	Jul-13	(2,438,352)	125,502
5	Sugar #11 (World)	Mar-14	(106,680)	2,631
381	Sugar #11 (World)	May-13	(7,535,874)	233,318
61	Sugar #11 (World)	May-14	(1,315,160)	25,648
109	US 2Yr Note (Cbt)	Jun-13	(24,029,391)	(6,563)
20	US 10Yr Note	Jun-13	(2,639,688)	(14,376)
45	US Long Bond (Cbt)	Jun-13	(6,501,094)	(88,629)
48	Wheat Future Kansas	May-13	(1,744,200)	141,075
569	Wheat Future(Cbt)	Jul-13	(19,658,950)	2,145,062
139	Wheat Future(Cbt)	May-13	(4,779,865)	316,602
166	White Maize-SAF	Jul-13	(4,392,248)	(820,318)
151	White Sugar No 5 (LIF)	May-13	(3,799,915)	4,045
15	WTI Crude	Jun-13	(1,462,350)	(47,559)
	Net Unrealized Loss from Open Short Futures Contracts			$ (1,811,983)

Net Unrealized Gain from Open Long & Short Futures Contracts				$ 3,525,646

 *  The amounts shown are the underlying reference notional amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investment in the commodity pools (consolidated as of March 31, 2013) outlined in the Notes to Consolidated Financial Statements in this report, which totals approximately $71,679,003.

Options Written
March 31, 2013

Security++	Expiration Date	Exercise Price	Contracts	Value
CBOE Volatility Index	4/17/2013	14	98	$ (8,575)
iShares Trust	4/20/2013	120	49	(1,960)
iShares Trust	4/20/2013	115	49	(2,009)
SPDR S&P 500 ETF Trust	4/20/2013	144	17	(196)
				$ (12,740)
++ This instrument is a holding of PFS Fund Limited.

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
March 31, 2013
Foreign Currency ++	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Gain/ (Loss)
To Buy:
Brazilian Real	5/3/2013	11,524,000	$ 5,706,000	$ (96,997)
Brazilian Real	5/3/2013	6,588,000	3,249,723	(12,471)
British Pound Sterling	5/28/2013	2,193,696	2,187,072	6,624
Chilean Peso	6/11/2013	1,930,000,000	4,049,444	12,040
Chilean Peso	6/19/2013	400,000,000	838,400	458
Colombian Peso	4/17/2013	15,300,000	8,394,161	(196,374)
Indian Rupee	6/19/2013	15,000,000	271,271	415
Indonesian Rupiah	5/14/2013	81,400,000,000	8,378,796	(25,954)
Indonesian Rupiah	6/19/2013	3,000,000	308,801	2,366
Israeli New Sheqel	6/27/2013	31,600,000	8,678,934	57,304
Israeli New Sheqel	6/19/2013	3,000,000	823,949	14,953
Mexican Peso	4/24/2013	92,400,000	7,485,945	242,977
Peruvian Nuevo Sol	4/15/2013	22,400,000	8,662,026	(127,458)
Philippine Peso	6/19/2013	40,000,000	979,912	(7,255)
Polish Zloty	6/19/2013	1,000,000	490,592	(13,949)
Polish Zloty	6/19/2013	2,000,000	610,130	(16,377)
Russian Ruble	6/7/2013	99,500,000	3,165,033	(33,706)
Russian Ruble	6/19/2013	10,000,000	317,526	(1,657)
Russian Ruble	6/20/2013	96,970,000	3,078,589	(25,096)
Singapore Dollar	6/19/2013	600,000	483,924	1,996
South Korean Won	5/13/2013	6,660,000,000	5,986,409	(101,509)
South Korean Won	6/14/2013	5,510,000,000	4,952,720	40,971
Thai Baht	4/9/2013	258,000,000	8,815,926	379,039
Turkish Lira	6/19/2013	1,000,000	548,198	(327)
Unrealized Gain on Forward Foreign Currency Exchange Contracts				$ 100,013

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
March 31, 2013
Foreign Currency ++	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Gain/ (Loss)
To Sell:
Brazilian Real	5/3/2013	11,524,000	$ 5,706,000	$ 25,373
Brazilian Real	6/19/2013	1,000,000	490,592	7,565
Canadian Dollar	4/29/2013	3,330,000	3,271,362	30,113
Colombian Peso	4/17/2013	15,300,000	8,394,161	(15,007)
Czech Koruna	6/28/2013	23,500,000	1,172,827	(4,120)
Japanese Yen	6/19/2013	338,000,000	3,590,957	(70,123)
Indonesian Rupiah	6/19/2013	3,000,000	308,801	(5,479)
Mexican Peso	4/24/2013	92,400,000	7,485,945	(288,843)
New Taiwan Dolloar	6/19/2013	50,000,000	1,678,998	(3,435)
New Zealand Dollar	6/11/2013	3,460,000	2,879,391	30,081
Peruvian Nuevo Sol	4/15/2013	22,400,000	8,662,026	12,411
Philippine Peso	6/19/2013	40,000,000	979,912	(1,199)
Polish Zloty	6/19/2013	2,000,000	610,130	10,603
Russian Ruble	6/17/2013	99,500,000	3,165,033	11,039
Russian Ruble	6/19/2013	10,000,000	317,526	1,169
South African Rand	4/29/2013	27,600,000	2,977,224	47,632
South Korean Won	5/13/2013	6,660,000,000	5,986,409	69,402
South Korean Won	6/14/2013	5,510,000,000	4,952,720	48,097
South Korean Won	6/21/2013	3,584,000,000	3,221,515	(21,515)
Swiss Franc	6/13/2013	1,770,000	1,867,580	1,717
Turkish Lira	6/19/2013	500,000	274,099	(725)
Unrealized Loss on Forward Foreign Currency Exchange Contracts				$ (115,244)

Net Unrealized Loss on Forward Foreign Currency Exchange Contracts				$ (15,231)

++ This instrument is a holding of PFS Fund Limited.

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2013

ASSETS
Investment securities:
At cost	$ 335,921,071
At value	$ 341,334,521
Cash	2,070,665
Cash on deposit with brokers	65,804,352
Receivable for securities sold	1,251,992
Net unrealized appreciation from open futures contracts	3,525,646
Interest receivable	1,369,261
Receivable for Fund shares sold	309,935
Prepaid expenses and other assets	55,500
TOTAL ASSETS	415,721,872

LIABILITIES
Investment advisory fees payable	557,810
Payable for Fund shares repurchased	400,523
Incentive fees payable *	378,799
Management fees payable *	151,275
Fees payable to other affiliates	49,485
Distribution (12b-1) fees payable	23,605
Net unrealized depreciation on forward foreign currency exchange contracts	15,231
Options written, at fair value (premiums received $17,384)	12,740
Accrued expenses and other liabilities	192,522
TOTAL LIABILITIES	1,781,990
NET ASSETS	$ 413,939,882

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 455,154,226
Accumulated net investment loss	(26,046,153)
Accumulated net realized loss from security transactions	(23,939,407)
Net unrealized appreciation of investments	8,771,216
NET ASSETS	$ 413,939,882

* This is an expense of AlphaMetrix Strategies Offshore Fund, Ltd.

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2013

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 64,730,027
Shares of beneficial interest outstanding	7,062,309
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.17
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (a)	$ 9.72

Class C Shares:
Net Assets	$ 11,338,550
Shares of beneficial interest outstanding	1,253,601
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.04

Class I Shares:
Net Assets	$ 337,871,305
Shares of beneficial interest outstanding	36,638,623
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.22

(a) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Year Ended March 31, 2013

INVESTMENT INCOME
Interest	$ 2,754,417
Dividends	38,024
Less: Foreign withholding taxes *	(10,302)
TOTAL INVESTMENT INCOME	2,782,139

EXPENSES
Investment advisory fees	7,794,867
Distribution (12b-1) fees:
Class A	162,170
Class C	100,188
Management fees *	7,049,900
Trading costs *	1,609,534
Incentive fees *	1,331,305
Platform fees *	1,202,495
Sponsor fees *	1,202,495
Administrative services fees	332,891
Transfer agent fees	220,327
Non 12b-1 shareholder servicing	123,137
Accounting services fees	85,928
Interest expense	68,185
Professional fees	56,825
Custodian fees	53,956
Registration fees	45,667
Compliance officer fees	37,699
Printing and postage expenses	36,081
Insurance expense	30,003
Trustees fees and expenses	3,593
Other expenses	288,223
TOTAL EXPENSES	21,835,469

Less: Fees waived by the Advisor	(445,848)

NET EXPENSES	21,389,621
NET INVESTMENT LOSS	(18,607,482)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	(1,829,241)
Futures and forward foreign currency exchange contracts	3,242,278
Foreign currency transactions	(3,876)
Written options	4,644
1,413,805
Net change in unrealized appreciation (depreciation) of:
Security transactions	9,203,582
Futures and forward foreign currency exchange contracts	630,307
Foreign currency transactions	(57,725)
Written options	2,569
9,778,733
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	11,192,538
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (7,414,944)

* This is an expense of AlphaMetrix Strategies Offshore Fund, Ltd.

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2013	2012 (a)
FROM OPERATIONS
Net investment loss	$ (18,607,482)	$ (16,217,057)
Net realized gain (loss) from security transactions, futures contracts, forward foreign exchange contracts, written options
and foreign currency transactions	1,413,805	(27,493,080)
Net change in unrealized appreciation (depreciation) of
futures contacts, forward foreign exchange contracts,
written options and foreign currency transactions	9,778,733	(1,258,386)
Net decrease in net assets resulting from operations	(7,414,944)	(44,968,523)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(162,483)	-
Class C	(25,229)	-
Class I	(787,014)	-
Net decrease in net assets from distributions to shareholders	(974,726)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	34,966,298	61,466,518
Class C	6,485,724	9,156,407
Class I	150,644,514	363,941,810
Net asset value of shares issued in reinvestment of distributions:
Class A	149,557	-
Class C	24,128	-
Class I	658,723	-
Payments for shares redeemed:
Class A	(25,357,356)	(23,050,212)
Class C	(2,929,974)	(586,300)
Class I	(218,255,268)	(96,743,234)
Net increase (decrease) in net assets from shares of beneficial interest	(53,613,654)	314,184,989

TOTAL INCREASE (DECREASE) IN NET ASSETS	(62,003,324)	269,216,466

NET ASSETS
Beginning of Year	475,943,206	206,726,740
End of Year *	$ 413,939,882	$ 475,943,206
*Includes accumulated net investment loss of:	$ (26,046,153)	$ (12,494,576)

(a) Class C Shares commenced operations on June 14, 2011.

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2013	2012 (a)
SHARE ACTIVITY
Class A:
Shares Sold	3,744,157	6,211,332
Shares Reinvested	16,309	-
Shares Redeemed	(2,727,480)	(2,353,130)
Net increase in shares of beneficial interest outstanding	1,032,986	3,858,202

Class C:
Shares Sold	700,958	932,244
Shares Reinvested	2,663	-
Shares Redeemed	(320,496)	(61,768)
Net increase in shares of beneficial interest outstanding	383,125	870,476

Class I:
Shares Sold	16,110,782	36,106,902
Shares Reinvested	71,445	-
Shares Redeemed	(23,351,758)	(9,902,307)
Net increase (decrease) in shares of beneficial interest outstanding	(7,169,531)	26,204,595

(a) Class C Shares commenced operations on June 14, 2011.

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,
	2013	2012	2011 (1)
Net asset value, beginning of period	$ 9.36	$ 10.44	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.42)	(0.43)	(0.14)
Net realized and unrealized
gain (loss) on investments	0.25	(0.65)	0.68
Total from investment operations	(0.17)	(1.08)	0.54

Less distributions from:
Net investment income	-	-	(0.08)
Net realized gains	(0.02)	-	(0.02)
Total distributions	(0.02)	-	(0.10)

Net asset value, end of period	$ 9.17	$ 9.36	$ 10.44

Total return (3)(6)	(1.80)%	(10.35)%	5.40%

Net assets, at end of period (000s)	$ 64,730	$ 56,415	$ 22,673

Ratio of gross expenses to average
net assets (4)(5)	5.24%	5.01%	2.95%	(7)
Ratio of net expenses to average
net assets (5)	5.13%	4.91%	2.20%	(7)
Ratio of net investment loss
to average net assets (5)	(4.49)%	(4.36)%	(1.87)%	(7)

Portfolio Turnover Rate (6)	50%	85%	7%

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

(1)	The Princeton Futures Strategy Fund's Class A shares commenced operations July 19, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Not annualized.
(7)	If the income and expenses of AlphaMetrix Strategies Offshore Fund, Ltd. had been included for the period ended
	March 31, 2011, the ratios would have been as follows:

Ratio of gross expenses to average		7.48%
	net assets (4)(5)
Ratio of net expenses to average
	net assets (5)	6.73%
Ratio of net investment loss
	to average net assets (5)	(6.38)%
Portfolio Turnover Rate (6)		7%

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	Year Ended	Period Ended
	March 31,	March 31,
	2013	2012 (1)
Net asset value, beginning of period	$ 9.30	$ 10.24

Activity from investment operations:
Net investment loss (2)	(0.48)	(0.39)
Net realized and unrealized gain
(loss) on investments	0.25	(0.55)
Total from investment operations	(0.23)	(0.94)

Less distributions from:
Net investment income	-	-
Net realized gains	(0.02)	-
Total distributions	(0.02)	-

Net asset value, end of period	$ 9.04	$ 9.30

Total return (3)(6)	(2.46)%	(9.18)%

Net assets, at end of period (000s)	$ 11,339	$ 8,097

Ratio of gross expenses to average
net assets (4)(5)	5.99%	5.78%
Ratio of net expenses to average
net assets (5)	5.88%	5.65%
Ratio of net investment loss
to average net assets (5)	(5.23)%	(5.07)%

Portfolio Turnover Rate (6)	50%	85%

(1)	The Princeton Futures Strategy Fund's Class C shares commenced operations June 14, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6) Not annualized.

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,
	2013	2012	2011 (1)
Net asset value, beginning of period	$ 9.39	$ 10.46	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.40)	(0.41)	(0.12)
Net realized and unrealized
gain (loss) on investments	0.25	(0.66)	0.69
Total from investment operations	(0.15)	(1.07)	0.57

Less distributions from:
Net investment income	-	-	(0.09)
Net realized gains	(0.02)	-	(0.02)
Total distributions	(0.02)	-	(0.11)

Net asset value, end of period	$ 9.22	$ 9.39	$ 10.46

Total return (3)(6)	(1.48)%	(10.23)%	5.65%

Net assets, at end of period (000s)	$ 337,871	$ 411,431	$ 184,054

Ratio of gross expenses to average
net assets (4)(5)	4.99%	4.75%	2.44%	(7)
Ratio of net expenses to average
net assets (5)	4.88%	4.66%	1.95%	(7)
Ratio of net investment loss
to average net assets (5)	(4.24)%	(4.12)%	(1.61)%	(7)

Portfolio Turnover Rate (6)	50%	85%	7%

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

(1)	The Princeton Futures Strategy Fund's Class I shares commenced operations July 19, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Not annualized.
(7)	If the income and expenses of AlphaMetrix Strategies Offshore Fund, Ltd. had been included for the period ended
	March 31, 2011, the ratios would have been as follows:

Ratio of gross expenses to average		6.97%
	net assets (4)(5)
Ratio of net expenses to average
	net assets (5)	6.48%
Ratio of net investment loss
	to average net assets (5)	(6.13)%
Portfolio Turnover Rate (6)		7%

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2013

1.

ORGANIZATION

The Princeton Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks to achieve capital appreciation and manage volatility as a secondary objective. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which may be waived at the Adviser’s discretion. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.   Investments in Commodity Trading Advisors’ Managed Futures Programs are valued at a fair value based on the net asset value as reported by Commodity Trading Advisors.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013

Fair Value Team and Valuation Process - This team is composed of one or more representives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Forward Currency Contracts - As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign exchange contracts in the consolidated statement of operations. For the year ended March 31, 2013, the Fund had realized losses of $1,723,490 from forward currency contracts.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013

Futures Contracts - The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the consolidated statement of assets and liabilities.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the year ended March 31, 2013, the Fund had realized gain of $4,965,768 from futures contracts.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013

credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the year ended March 31, 2013, the Fund had realized gain of $4,644 from options contract written.

The following table summarizes the Fund's written option activity:

Option Contracts	Number of Option Contracts	Premium
Outstanding at March 31, 2012	126	$ 4,910
Options written	1,246	82,136
Options terminated in closing purchase transactions	(1,033)	(64,752)
Options expired	(126)	(4,910)
Outstanding at March 31, 2013	213	$ 17,384

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013

measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Commodity Trading Advisors	$ -	$ 44,991,229	$ -	$ 44,991,229
Exchange Traded Funds	1,405,013	-	-	1,405,013
Corporate Bonds & Notes	-	172,768,645	-	172,768,645
U.S. Government & Agency Obligations	-	111,532,417	-	111,532,417
Purchased Option Contracts	401,252	-	-	401,252
Short-Term Investments	10,235,965	-	-	10,235,965
Open Futures Contracts	3,525,646	-	-	3,525,646
Total	$ 15,567,876	$ 329,292,291	$ -	$ 344,860,167
Liabilites *	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ -	$ 15,231	$ -	$ 15,231
Options Written	12,740	-	-	12,740
	$ 12,740	$ 15,231	$ -	$ 27,971

There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Consolidation of Subsidaries – The consolidated financial statements of the Fund include PFS Fund Limited (“PFSFL”), a wholly-owned and controlled foreign subsidiary. The consolidated financial statements of PFSFL include the financial statements of AlphaMetrix Strategies Offshore Fund, Ltd. (“ASOF”). The Fund generally consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary.  However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists.  These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013

A summary of the Fund’s investments in the PFSFL is as follows:

PFS Fund Limited ("PFSFL") *
March 31, 2013
Fair Value of Systematic Trading Companies	$ 102,570,334
Other Assets	$ 1,040,294
Total Net Assets	$ 103,610,628

Percentage of the Fund's Total Net Assets	25.03%

* PFSFL commenced operations on August 23, 2010

ASOF is a majority owned commodity pool (CP) subsidiary which invests in global derivatives markets through multiple Commodity Trading Advisors (CTA), each of whom is registered with the U.S. Commodity Futures Trading Commission and each of whom operate multiple trading programs.  CTAs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied  to futures, options and forward contracts.  It is anticipated the CTA programs used by ASOF will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products.  As of March 31, 2013, PFSFL had 100% ownership in ASOF.

For tax purposes, PFSFL is an exempted Cayman investment company.  PFSFL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, PFSFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, PFSFL’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Impact of Derivatives on the Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the year ended March 31, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts

Net realized gain (loss) from futures and forward foreign currency exchange contracts

Net realized gain (loss) from written options

Net change in unrealized appreciation/depreciation from futures and forward foreign currency exchange contracts

Net change in unrealized appreciation/depreciation from written options

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2013:

Unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Year Ended March 31, 2013
Futures/Options Written	$ 1,651,963	$ 77,633	$ 950,876	$ 832,434	$ 3,512,906
Forward Foreign Exchange Contracts	-	(15,231)	-	-	(15,231)
	$ 1,651,963	$ 62,402	$ 950,876	$ 832,434	$ 3,497,675

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Year Ended March 31, 2013
Futures/Options Written	$ (8,828,848)	$ 5,719,735	$ 4,466,275	$ 3,613,250	$ 4,970,412
Forward Foreign Exchange Contracts	-	(1,723,490)	-	-	(1,723,490)
	$ (8,828,848)	$ 3,996,245	$ 4,466,275	$ 3,613,250	$ 3,246,922

Cash on deposit with brokers–  Cash held in the commodity trading accounts at clearing broker consists of either cash maintained in the custody of the broker, a portion of which is required margin for open positions, or amounts due to/from the broker for margin or unsettled trades. The Fund also holds cash in a non-interest bearing United States dollars (“USD”) commercial bank account. The Fund holds various currencies at the clearing broker, of which approximately $65,804,352 are held in USD as of March 31, 2013.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Trading Costs  –  Trading costs generally consists of brokerage commissions, brokerage fees, clearing fees, exchange and regulatory fees, and transaction and NFA fees. Fees vary by type of contract for

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013

 each purchase and sale or sale and purchase (round turn) of futures, options on futures, and forward contracts. Commissions are paid on each individual purchase and sale transaction.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the year ended March 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $93,769,711 and $161,404,088, respectively.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013

4. INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies.  A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of March 31, 2013, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
Quantitative Global 3x Fund, Ltd.	2/10/2011	10,299,701	$ 9,566,879	$ 9,885,093	2.39%
The Tap Fund, Ltd.	1/3/2011	10,823,620	$ 10,769,434	$ 9,747,287	2.35%

5. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Princeton Fund Advisors, serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged 6800 Capital, LLC and Congress Asset Management Co. as the sub-advisors to the Fund. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.80% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays 6800 Capital, LLC and Congress Asset Management Co. a sub-advisory fee, computed and accrued daily and paid monthly.

The Fund pays each Commodity Trading Advisor a management fee (the “Management Fee”) at an annual rate of between 0% and 2%, pursuant to each respective trading agreement, to be calculated and accrued monthly as a percentage of the designated account size payable in arrears as of the last business day of the month, regardless of the amount of assets deposited by the Fund with the clearing broker. The Designated Account Size is the amount communicated to each Commodity Trading Advisor by the Sponsor on its monthly trading level report, as the same may be revised from time to time by the Sponsor in its sole discretion upon notice to the Commodity Trading Advisor, plus or

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013

minus profits and losses as set forth in each trading agreement. The Fund incurred management fees of $7,049,900 for the year ended March 31, 2013 of which $151,275 is payable at March 31, 2013.

Pursuant to each respective trading agreement, each Commodity Trading Advisor shall be entitled to a quarterly incentive fee (the “Incentive Fee”), ranging between 0% and 30%, annual rate, of new net profits (if positive) which consists of (i) the cumulative profits generated by the Commodity Trading Advisor for the Fund during the applicable quarter, including realized and unrealized profits, less (ii) (a) interest income generated by account during the applicable quarter, (b) all transaction costs and applicable the Fund related expenses incurred during the applicable quarter (including, but not limited to, the Management Fee), as determined by the sponsor in its reasonable discretion, and (c) the loss carryforward, if any. All Incentive Fees actually paid to each of the Commodity Trading Advisors will be retained by the Commodity Trading Advisor and will not be repaid even if subsequent losses are experienced. The Fund incurred incentive fees of $1,331,305 for the year ended March 31, 2013, of which $378,799 was payable at March 31, 2013.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.20%, 2.95% and 1.95% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively. For the year ended March 31, 2013, the Advisor waived fees and reimbursed expenses in the amount of $445,848.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.20%, 2.95% and 1.95% of average daily net assets attributable to Class A, Class C and Class I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.20% and 1.95% of average daily net assets for each share class. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed 2.20%, 2.95% and 1.95%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the Fund by the following dates:

3/31/2014	$197,927
3/31/2015	$316,352
3/31/2016	$445,848

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class I shares.   The Distributor is an affiliate of GFS. For the year ended March 31, 2013, the Distributor received $57,303 in underwriting commissions for sales of Class A shares, of which $8,131 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees- Effective April 1, 2013, the Fund pays its pro rata share of a total fee of $27,625 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the years ended were as follows:

As of March 31, 2013, the components of distributable earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis accumulated net investment loss, realized gain/loss on security transactions and unrealized appreciation/(depreciation) is primarily attributable to the tax adjustments relating to the Fund’s holding in PFSF-SPC and CTAs.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $972,898.

At March 31, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013

Permanent book and tax differences, primarily attributable to differences in book/tax treatment of net operating losses and fund distributions, and tax adjustments for CTAs, resulted in reclassification for the year ended March 31, 2013 as follows:

7.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.  SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Princeton Futures Strategy Fund

We have audited the accompanying consolidated statement of assets and liabilities of Princeton Futures Strategy Fund (the Fund), including the consolidated portfolio of investments, as of March 31, 2013, and the related consolidated statement of operations for the year then ended, and the consolidated statements of changes in net assets for each of the two years in the period then ended and the consolidated financial highlights for each of the two years in the period then ended and for the period from July 19, 2010 (commencement of operations) through March 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and others or by other appropriate audit procedures where replies from others were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Princeton Futures Strategy Fund as of March 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from July 19, 2010 (commencement of operations) through March 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado

May 30, 2013

Princeton Futures Strategy Fund

EXPENSE EXAMPLES

March 31, 2013 (Unaudited)

As a shareholder of the Princeton Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Princeton Futures Strategy Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Princeton Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12 – 3/31/13	Expense Ratio During Period+ 10/1/12 – 3/31/13
Class A	$1,000.00	$962.50	$10.76	2.20%
Class C	1,000.00	958.90	14.41	2.95
Class I	1,000.00	963.70	9.60	1.95

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12 – 3/31/13	Expense Ratio During Period+ 10/1/12 – 3/31/13
Class A	$1,000.00	$1,013.96	$11.05	2.20%
Class C	1,000.00	1,010.22	14.41	2.95
Class I	1,000.00	1,015.21	9.80	1.95

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

"Hypothetical" expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

+Annualized.

Princeton Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Anthony J. Hertl 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	94

AdvisorOne Funds (11 portfolios) (since 2004-2013); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Variable Trust (since 2006)

Gary W. Lanzen 1954	Trustee Since 2005	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	94	AdvisorOne Funds (11 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund ( 2010-2011); Northern Lights Variable Trust (since 2006)
Mark H. Taylor 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	106

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	106	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola*** 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003); Director of Constellation Trust Company (since 2004).	94	AdvisorOne Funds (11 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Lynn Bowley 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-868-9501.

3/31/13 – NLFT

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISOR

Princeton Fund Advisors, LLC

1125 17th Street, Suite 1400

Denver, CO 80202

INVESTMENT SUB-ADVISORS

6800 Capital, L.L.C.

One Palmer Square, Suite 530

Princeton, NJ 08542

Congress Asset Management Co.

2 Seaport Lane, 5th Floor

Boston, MA 02210

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - $27,000

             2012 - $27,000

(b)

Audit-Related Fees

2013 – None

2012 – None

(c)

Tax Fees

2013 – $10,500

2012 – $10,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 – None

2012 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

2012

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 – None

2012 – None

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/10/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/10/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/10/13